Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Troubled Debt Restructurings of Financing Receivables (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	¥ 3,071	¥ 5,241	¥ 12,114	¥ 17,721
Post-modification outstanding recorded investment	1,869	3,580	9,796	14,499
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	2,933	1,857	6,980	7,236
Post-modification outstanding recorded investment	1,735	1,111	4,796	5,262
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	10	7	14	22
Post-modification outstanding recorded investment	5	4	6	17
Consumer borrowers | Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	417	416	1,108	1,285
Post-modification outstanding recorded investment	316	295	844	965
Consumer borrowers | Consumer - Other
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	2,506	1,434	5,858	5,929
Post-modification outstanding recorded investment	1,414	812	3,946	4,280
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	138	3,384	5,134	10,485
Post-modification outstanding recorded investment	134	2,469	5,000	9,237
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment				340
Post-modification outstanding recorded investment				340
Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment				104
Post-modification outstanding recorded investment				104
Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment				38
Post-modification outstanding recorded investment				38
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	138	3,384	5,134	10,003
Post-modification outstanding recorded investment	¥ 134	¥ 2,469	¥ 5,000	¥ 8,755